PATENTS AND TRADEMARKS (Schedule of patents and trademarks) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and trademarks	$ 301,770	$ 293,585
Less: Accumulated amortization	(237,355)	(231,987)
Patents and trademarks, Net	64,415	61,598	$ 70,508
Amortization of patents	$ 5,368	$ 5,368